Guarantees, commitments and risks - Additional information (Details) T in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) T	Dec. 31, 2021 EUR (€)	Feb. 28, 2022 EUR (€)	Dec. 01, 2021 EUR (€)	Mar. 10, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2012 EUR (€)
Guarantees, commitments and risks
Guarantees	€ 17,563,000,000	€ 10,160,000,000
Capital commitments	23,850,000,000
Risks	1,228,000,000	934,000,000
Amount charged for contract of property	€ 18,000,000
Period over which the management deems the liquidity reserves retained are enough to meet the financial obligations	18 months
Undrawn borrowing facilities	€ 8,298,000,000	5,114,000,000
Lease liabilities	€ 4,951,000,000	5,337,000,000				€ 5,018,000,000
Quantity of total emission of carbon dioxide | T	16,730
Quantity of free emission allowance of carbon dioxide | T	4,980
Deficit quantity of emission allowance of carbon dioxide | T	11,750
Non-hedging and trading derivatives, Income (expense) recognized in profit and loss account	€ (1,723,000,000)	597,000,000
Trade receivables and other, Income (expense) recognized in profit and loss account	31,000,000	(226,000,000)
Financing receivables, Income (expense) recognized in profit and loss account	(16,000,000)	39,000,000
Trade payables and other, Income (expense) recognized in profit and loss account	53,000,000	(80,000,000)
Other operating income (loss)
Guarantees, commitments and risks
Non-hedging and trading derivatives, Income (expense) recognized in profit and loss account	1,736,000,000	903,000,000
Financial income (expense)
Guarantees, commitments and risks
Non-hedging and trading derivatives, Income (expense) recognized in profit and loss account	13,000,000	306,000,000
Trade receivables and other, Income (expense) recognized in profit and loss account	16,000,000	53,000,000
Financing receivables, Income (expense) recognized in profit and loss account	86,000,000	53,000,000
Interest income calculated on the basis of the effective interest rate
Guarantees, commitments and risks
Trade receivables and other, Income (expense) recognized in profit and loss account	15,000,000	18,000,000
Interest expense calculated on the basis of the effective interest rate
Guarantees, commitments and risks
Financing receivables, Income (expense) recognized in profit and loss account	568,000,000	487,000,000
Net (impairment losses) reversal of trade and other receivables
Guarantees, commitments and risks
Trade receivables and other, Income (expense) recognized in profit and loss account	47,000,000	279,000,000
Net revaluations or impairments
Guarantees, commitments and risks
Financing receivables, Income (expense) recognized in profit and loss account	111,000,000	25,000,000
Perpetual subordinated bonds
Guarantees, commitments and risks
Notional amount	5,000,000,000
Project relating to Dogger Bank (C)
Guarantees, commitments and risks
Independent gurantee contract amount	€ 1,259,000,000	494,000,000
Percentage of interest in project	20.00%
Spain, United States and Italy renewable energy project
Guarantees, commitments and risks
Capital commitments	€ 210,000,000
Environmental claim relating to Municipality of Cengio
Guarantees, commitments and risks
Claim amount	250,000,000
Alleged illegal handling of waste material
Guarantees, commitments and risks
Fine payable					€ 700,000,000,000
Contextual confiscation amount					€ 44,248,071,000,000
Congo proceedings
Guarantees, commitments and risks
Sanction agreed	11,800,000
Derivatives
Guarantees, commitments and risks
Gross amount of financial assets and liabilities subject to offsetting	5,863,000,000	7,159,000,000
Eni Abu Dhabi Refining & Trading BV
Guarantees, commitments and risks
Capital commitments	3,748,000,000	€ 3,532,000,000
Eni Abu Dhabi Refining & Trading BV | ADNOC Refining
Guarantees, commitments and risks
Equity interest acquired (as a percent)		20.00%
Eni Trading Shipping Inc
Guarantees, commitments and risks
Gross amount of financial assets and liabilities subject to offsetting	55,000,000	€ 71,000,000
Eni Rewind SpA and Versalis SpA | Porto Torres dock damage
Guarantees, commitments and risks
Claim amount							€ 1,500,000,000
Eni Rewind SpA | Priolo - Malformation civil lawsuits [member]
Guarantees, commitments and risks
Claim amount			€ 800,000
Exploration & Production
Guarantees, commitments and risks
Gross amount of financial assets and liabilities subject to offsetting	2,651,000,000	1,540,000,000
Global Gas & LNG Portfolio | Italy
Guarantees, commitments and risks
Independent gurantee contract amount	388,000,000	16,000,000
Committed borrowing facilities
Guarantees, commitments and risks
Undrawn borrowing facilities	8,298,000,000
Committed borrowing facilities | Sustainability-linked bond
Guarantees, commitments and risks
Commited credit lines	6,000,000,000
Euro Medium Term Notes
Guarantees, commitments and risks
Maximum amount issuable	20,000,000,000
Notional amount	15,800,000,000
Risk associated with contractual assurances to acquirers
Guarantees, commitments and risks
Risks	262,000,000	€ 246,000,000
Value of assets of third parties under custody
Guarantees, commitments and risks
Risks	€ 957,000,000			€ 688,000,000
Currency
Guarantees, commitments and risks
Percentage of confidence level	99.00%
Holding period	20 days
Interest rate risk
Guarantees, commitments and risks
Percentage of confidence level		99.00%
Holding period		20 days
Commodity price risk
Guarantees, commitments and risks
Percentage of confidence level	95.00%
Holding period	1 day
Strategic liquidity risk
Guarantees, commitments and risks
Percentage of confidence level	99.00%
Holding period	1 day
Period of medium and long-term financial debts for which coverage must be provided	24 months
Hydrocarbon exploration and production activities
Guarantees, commitments and risks
Capital commitments	€ 73,334,000,000	€ 70,039,000,000
Angola LNG Supply Services Llc
Guarantees, commitments and risks
Percentage of interest in project	65.00%	13.60%
Cardon IV SA
Guarantees, commitments and risks
Proportion of ownership interest in joint venture	50.00%	50.00%
Proportion of voting rights held in joint venture	50.00%	50.00%
Contractual volumes of gas amount		€ 13,000,000,000
Saipem SpA
Guarantees, commitments and risks
Proportion of ownership interest in joint venture	31.19%
Proportion of voting rights held in joint venture	31.20%	31.20%
Azule Energy Holdings Ltd
Guarantees, commitments and risks
Independent gurantee contracts and other personal guarantees amount	€ 3,164,000,000
Proportion of ownership interest in joint venture	50.00%
Proportion of voting rights held in joint venture	50.00%
Partners of unincorporated joint operations
Guarantees, commitments and risks
Lease liabilities	€ 760,000,000	€ 2,370,000,000
ENI SpA | Euro Medium Term Notes
Guarantees, commitments and risks
Notional amount	13,400,000,000
Coral FLNG SA | Third parties
Guarantees, commitments and risks
Maximum financial guarantee given by the company	€ 1,405,000,000
Percentage of obligation covered by guarantee	100.00%
Consolidated subsidiaries
Guarantees, commitments and risks
Guarantee for bid bonds and performance bonds	€ 3,282,000,000	3,601,000,000
Underlying commitment	7,003,000,000	6,267,000,000
Guarantees	7,082,000,000	6,432,000,000
Consolidated subsidiaries | Exploration & Production
Guarantees, commitments and risks
Independent gurantee contract amount	1,098,000,000	943,000,000
Consolidated subsidiaries | Third parties
Guarantees, commitments and risks
Independent gurantee contract amount	252,000,000	913,000,000
Investments in unconsolidated entities controlled by Eni
Guarantees, commitments and risks
Guarantees	202,000,000	190,000,000
Joint ventures and associates
Guarantees, commitments and risks
Guarantee for bid bonds and performance bonds	1,891,000,000	1,764,000,000
Underlying commitment	6,859,000,000	1,816,000,000
Guarantees	9,802,000,000	3,358,000,000
Joint ventures and associates | Unsecured and other guarantees
Guarantees, commitments and risks
Bank guarantee	1,499,000,000	1,413,000,000
Joint ventures and associates | Gulf LNG Energy and Gulf LNG Pipeline
Guarantees, commitments and risks
Guarantees	190,000,000	179,000,000
Joint ventures and associates | Coral FLNG SA
Guarantees, commitments and risks
Guarantee for bid bonds and performance bonds	1,378,000,000	1,260,000,000
Others
Guarantees, commitments and risks
Underlying commitment	323,000,000	124,000,000
Guarantees	477,000,000	180,000,000
Others | State oil Company of Mozambique ENH
Guarantees, commitments and risks
Guarantees	€ 167,000,000	€ 157,000,000